INCOME TAXES (Narrative) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Undistributed earnings		¥ 937,735	¥ 604,218
Interest and penalty expenses		0	0	¥ 0
Unrecognized tax benefits that would impact the income tax rate		69,263	49,198
Unrecognized tax benefits		69,822	¥ 53,404	¥ 36,921	¥ 18,764
Unrecognized tax benefits reasonably possible will be recognized		66,122
Tax losses carry forwards		¥ 39,936
PRC statutory income tax rate		25.00%	25.00%	25.00%
Income Taxes, Preferential Income Tax Rate Advanced and New Technology Enterprises		15.00%	15.00%	15.00%	15.00%
Income Taxes, Calculation Basis under Deemed Profit Method		income tax at 25% on its deemed profit which is calculated based on revenues less deemed expenses equal to 85% and 90% of revenues.
Income Tax Examination, Open Years for Examination		2012 to 2016
Deferred Income Tax Charge [Member]
Unrecognized tax benefits		¥ 3,457	¥ 7,215
Basic Earnings [Member]
Per share effect of the tax holiday		¥ 1.18	¥ 1.06	¥ 0.81
Diluted Earnings [Member]
Per share effect of the tax holiday		¥ 1.11	¥ 0.97	¥ 0.70
Income Tax Payable [Member]
Unrecognized tax benefits		¥ 62,665	¥ 42,489
Other Noncurrent Liabilities [Member]
Unrecognized tax benefits		¥ 3,700	¥ 3,700
Computational Errors [Member]
Income Tax Examination, Statute of Limitation		3 years
Underpayment of Taxes is More Than RMB100 [Member]
Income Tax Examination, Statute of Limitation		5 years
Transfer Pricing [Member]
Income Tax Examination, Statute of Limitation		10 years
State Administration of Taxation, China [Member]
Withholding Tax Percentage On Repatriated Earnings		10.00%
Maximum [Member]
Income Taxes, Preferential Income Tax Rate Small Profit Enterprises		20.00%
Tarena Hangzhou [Member]
PRC statutory income tax rate		12.50%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent		50.00%
Hanru Education Technology Co., Ltd [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	50.00%
2018 [Member]
Tax losses carry forwards		¥ 227
2019 [Member]
Tax losses carry forwards		11,053
2020 [Member]
Tax losses carry forwards		8,165
2021 [Member]
Tax losses carry forwards		¥ 20,491